UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams Harkness Asset Management
Address: 99 High Street
         Boston, MA  02110

13F File Number:  28-05469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Eric Anderson
Title:     Director of Compliance
Phone:     (617) 371-3900

Signature, Place, and Date of Signing:

     /s/  J. Eric Anderson     Boston, MA     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $37,701 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     1373    46000 SH       SOLE                    46000        0        0
AMGEN INC                      COM              031162100     1195    15000 SH       SOLE                    15000        0        0
APPLE COMPUTER INC             COM              037833100     1608    30000 SH       SOLE                    30000        0        0
APTIMUS INC                    COM              03833v108     1395   100000 SH       SOLE                   100000        0        0
AQUANTIVE INC                  COM              03839g105     1711    85000 SH       SOLE                    85000        0        0
ARENA PHARMACEUTICALS INC      COM              040047102      990   100000 SH       SOLE                   100000        0        0
AVID TECHNOLOGY INC            COM              05367P100     1242    30000 SH       SOLE                    30000        0        0
DURECT CORP                    COM              266605104     2398   350000 SH       SOLE                   350000        0        0
F5 NETWORKS INC                COM              315616102      435    10000 SH       SOLE                    10000        0        0
FUEL-TECH N V                  COM              359523107     1388   150000 SH       SOLE                   150000        0        0
GETTY IMAGES INC               COM              374276103     1721    20000 SH       SOLE                    20000        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106     1391    40000 SH       SOLE                    40000        0        0
HEADWATERS INC                 COM              42210p102      561    15000 SH       SOLE                    15000        0        0
HERBALIFE LTD                  COM USD SHS      g4412g101     1808    60000 SH       SOLE                    60000        0        0
IBASIS  INC                    Common Stock     450732102      246   100000 SH       SOLE                   100000        0        0
INTERMAGNETICS GEN CORP        COM              458771102     1397    50000 SH       SOLE                    50000        0        0
ISIS PHARMACEUTICALS INC       COM              464330109      530   105000 SH       SOLE                   105000        0        0
ITRON INC                      COM              465741106      685    15000 SH       SOLE                    15000        0        0
MARTEK BIOSCIENCES CORP        COM              572901106      878    25000 SH       SOLE                    25000        0        0
NAM TAI ELECTRS INC            COM PAR $0.02    629865205     1272    50000 SH       SOLE                    50000        0        0
NOVOZYMES                      Common Stock     004658535     2068    40000 SH       SOLE                    40000        0        0
QUANTUM FUEL SYS TECH WORLDW   COM              74765e109      205    50000 SH       SOLE                    50000        0        0
SONIC SOLUTIONS                COM              835460106      860    40000 SH       SOLE                    40000        0        0
SUNOPTA INC                    COM              8676ep108      608   125000 SH       SOLE                   125000        0        0
SURMODICS INC                  COM              868873100     2321    60000 SH       SOLE                    60000        0        0
THERMOGENESIS CORP             COM NEW          883623209     1193   225000 SH       SOLE                   225000        0        0
TIMBERLAND CO                  CL A             887100105     1486    44000 SH       SOLE                    44000        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307     1847    20000 SH       SOLE                    20000        0        0
WAINWRIGHT BK&TR CO BOSTON M   COM              930705108      603    57750 SH       SOLE                    57750        0        0
WHOLE FOODS MKT INC            COM              966837106     2286    17000 SH       SOLE                    17000        0        0